Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2023
Disclosure Of Accumulated Other Comprehensive Income Loss [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

31. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

	Pension and Other Post-Retirement Benefits	Private Equity Instruments	Foreign Currency Translation Adjustment	Total
As at December 31, 2021	28	27	629	684
Other Comprehensive Income (Loss), Before Tax	96	2	713	811
Income Tax (Expense) Recovery	(25)	—	—	(25)
As at December 31, 2022	99	29	1,342	1,470
Other Comprehensive Income (Loss), Before Tax	(58)	63	(286)	(281)
Reclassification on Divestiture (Note 5)	—	—	12	12
Income Tax (Expense) Recovery	14	(7)	—	7
As at December 31, 2023	55	85	1,068	1,208